OMB APPROVAL

OMB Number: 3235-0578

Expires: March 31, 2019

Estimated average burden

hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2017

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

Institutional Money Market Fund Portfolio
As of June 30, 2017

Description	Principal Amount $	Amortized Cost Value $
US Government and Agency Obligations (68.8%)
FFCB 1.250% Due 07/03/17	3,500,000.00	3,499,879.68

FC DISCOUNT NOTE 0.000% Due 07/03/17	16,000,000.00	15,999,000.00

FREDDIE MAC 0.750% Due 07/14/17	3,500,000.00	3,500,176.76

FREDDIE MAC 1.000% Due 07/28/17	1,000,000.00	1,000,294.04

FREDDIE MAC 5.500% Due 08/23/17	1,130,000.00	1,138,037.51

FREDDIE MAC 0.750% Due 08/25/17	2,200,000.00	2,200,310.40

FFCB 1.196% Due 08/31/17	5,000,000.00	5,004,900.28

FHLB 1.136% Due 09/06/17	2,500,000.00	2,501,161.82

FHLB 2.250% Due 09/08/17	2,000,000.00	2,005,778.82

FHLB 0.750% Due 09/08/17	3,000,000.00	2,999,124.82

FHLB 0.750% Due 12/08/17	4,000,000.00	3,997,644.63

FREDDIE MAC 0.800% Due 12/29/17	1,000,000.00	999,677.23

FREDDIE MAC 0.750% Due 01/12/18	3,000,000.00	2,997,959.47

FHLB 1.000% Due 04/13/18	5,000,000.00	4,995,735.66

US Treasury FRN 1.070% Due 07/31/17	17,500,000.00	17,500,675.78

US Treasury N/B 0.625% Due 08/31/17	5,000,000.00	4,997,785.72

US Treasury N/B 1.875% Due 10/31/17	5,000,000.00	5,015,050.37

Total US Government and Agency Obligations	80,330,000.00	80,353,192.99

Repurchase Agreements (31.2%)
RBC Capital Markets LLC Repo 1.060% due 07/01/17	36,598,965.00	36,598,965.00

Total Repurchase Agreements	36,598,965.00	36,598,965.00
	116,928,965.00	116,952,157.99

VALUATION DISCLOSURES

Securities Valuation:  In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Fair Value Measurement:  ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the demand accounts which are considered Level 1 valuations.

ITEM 2. CONTROLS AND PROCEDURES

(A) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of August 29, 2017, a date within 90 days of the filing date of this report.

(B) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(A) A Certification from the Chief Executive Officer and the Chief Financial Officer is attached as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Gregory D. Boal

Principal Executive and President

Date:  August 29, 2017

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Gregory D. Boal

President (Principal Executive Officer)

Date:  August 29, 2017

Amy M. Mitchell

Treasurer (Principal Financial Officer)

Date:  August 29, 2017